Stock Plans, Share-Based Payments and Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Price Volatility, Minimum		123.48%	121.96%
Stock Price Volatility, Maximum		128.54%	130.06%
Risk-Free Interest Rates, Minimum		0.93%	1.08%
Risk-Free Interest Rates, Maximum		1.32%	2.42%
Expected Dividend Yield	0.00%	0.00%	0.00%
Maximum [Member]
Expected Life (in years)	6 years 3 months	6 years 3 months	5 years 6 months
Minimum [Member]
Expected Life (in years)	5 years 9 months	5 years 9 months	5 years